LEASES	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES	LEASES
The following shows the carrying amounts of CI’s right-of-use assets and lease liabilities, and the movements during the year ended December 31, 2021:

	Right-of-use assets
	Property leases	Equipment leases	Total	Lease liabilities
	$	$	$	$
As at January 1, 2021	50,016	604	50,620	76,233
Additions, acquired & modifications (*)	105,056	1,038	106,094	114,125
Depreciation expense	(14,213)	(543)	(14,756)	—
Interest expense	—	—	—	3,463
Payments	—	—	—	(20,130)
Translation	647	1	648	65
As at December 31, 2021	141,506	1,100	142,606	173,756
(*) Right-of-use asset includes reclass of subleased properties $8,229
During the year ended December 31, 2021, CI recognized rent expenses from short-term leases of $462, leases of low-value assets of $324 and variable lease payments of $12,153 [2020 – expenses of $355, $29 and $12,724, respectively].
During the year ended December 31, 2021, right-of-use assets of $8,229 were subleased and reclassed to other assets. As at December 31, 2021, sublease receivable of $8,211 [2020 - $1,995] is included in other assets. Included in other income for the year ended December 31, 2021, is finance income of $289 received from sub-leasing right-of-use assets [2020 – $89].